Property, Plant and Equipment (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 3,634	$ 2,368
Accumulated depreciation		(358)	(262)
Property, plant and equipment - net	[1]	3,276	2,106
Depreciation expense		$ 94	55	$ 40
Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life of property, plant, and equipment		3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life of property, plant, and equipment		30 years
Power-generation assets [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 3,308	$ 2,203
Useful life of property, plant, and equipment		30 years
Percentage of assets		99.00%
Power-generation assets [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life of property, plant, and equipment		5 years	5 years
Power-generation assets [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life of property, plant, and equipment		30 years	30 years
Land improvements and buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 127	$ 92
Land improvements and buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life of property, plant, and equipment		25 years	25 years
Land improvements and buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life of property, plant, and equipment		30 years	30 years
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 8	$ 8
Other depreciable assets [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 191	$ 65
Other depreciable assets [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life of property, plant, and equipment		3 years	3 years
Other depreciable assets [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life of property, plant, and equipment		30 years	30 years
Outside United States [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Long-Lived Assets, Net		$ 692	$ 626

[1]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.